Employees' Stock Option Plans (ESOP)	12 Months Ended
Mar. 31, 2024
Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employees' Stock Option Plans (ESOP)

2.17 Employees' Stock Option Plans (ESOP)

Accounting policy

The Group recognizes compensation expense relating to share-based payments in net profit based on estimated fair- value of the awards on the grant date. The estimated fair value of awards is recognized as an expense in net profit in the consolidated statement of comprehensive income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was in-substance, multiple awards with a corresponding increase to share premium.

Infosys Expanded Stock Ownership Program 2019 (the 2019 Plan):

On June 22, 2019, pursuant to approval by the shareholders in the Annual General Meeting, the Board has been authorized to introduce, offer, issue and provide share-based incentives to eligible employees of the Company and its subsidiaries under the 2019 Plan. The maximum number of shares under the 2019 Plan shall not exceed 50,000,000 equity shares. To implement the 2019 Plan, up to 45,000,000 equity shares may be issued by way of secondary acquisition of shares by Infosys Expanded Stock Ownership Trust. The RSUs granted under the 2019 Plan shall vest based on the achievement of defined annual performance parameters as determined by the administrator (Nomination and Remuneration Committee). The performance parameters will be based on a combination of relative Total Shareholder Return (TSR) against selected industry peers and certain broader market domestic and global indices and operating performance metrics of the company as decided by administrator. Each of the above performance parameters will be distinct for the purposes of calculation of quantity of shares to vest based on performance. These instruments will generally vest between a minimum of 1 to maximum of 3 years from the grant date.

2015 Stock Incentive Compensation Plan (the 2015 Plan):

On March 31, 2016, pursuant to the approval by the shareholders through postal ballot, the Board was authorized to introduce, offer, issue and allot share-based incentives to eligible employees of the Company and its subsidiaries under the 2015 Stock Incentive Compensation Plan (the 2015 Plan). The maximum number of shares under the 2015 Plan shall not exceed 24,038,883 equity shares (this includes 11,223,576 equity shares which are held by the trust towards the 2011 Plan as of March 31, 2016). These instruments will generally vest over a period of 4 years. The plan numbers mentioned above would further be adjusted for the September 2018 bonus issue.

The equity settled and cash settled RSUs and stock options would vest generally over a period of 4 years and shall be exercisable within the period as approved by the Nomination and Remuneration Committee (NARC). The exercise price of the RSUs will be equal to the par value of the shares and the exercise price of the stock options would be the market price as on the date of grant.

Controlled trust holds 10,916,829 and 12,172,119 shares as of March 31, 2024, and March 31, 2023, respectively, under the 2015 Plan out of which 200,000 equity shares have been earmarked for welfare activities of the employees as of March 31, 2024, and March 31, 2023, respectively.

The following is the summary of grants made during fiscal 2024, 2023 and 2022 under the 2015 Plan and 2019 Plan:

	Fiscal 2024	Fiscal 2023	Fiscal 2022
2015 Plan
RSU - Equity settled
KMPs	494,650	367,479	284,543
Employees other than KMPs	4,644,720	1,784,975	1,305,880
	5,139,370	2,152,454	1,590,423

RSU - Incentive units (cash settled)
KMPs	—	—	—
Other employees	176,990	92,400	49,960
	176,990	92,400	49,960
2019 Plan
Equity settled Performance based RSU
KMPs	139,271	207,893	146,962
Employees other than KMPs	4,048,631	3,706,764	2,703,667
	4,187,902	3,914,657	2,850,629

Total grants	9,504,262	6,159,511	4,491,012

Refer to Note 2.20 for details on appointment and resignation of KMPs

Notes on grants to KMP

CEO & MD:

Based on the recommendations of the Board and the approval of the shareholders at the AGM held on June 25, 2022, Salil Parekh was reappointed as the CEO and MD of the Company for a term commencing on July 1, 2022, and ending on March 31, 2027. The remuneration was approved by the shareholders at the 2022 AGM. The revised employment agreement with Salil Parekh was effective July 1, 2022.

Under the 2015 Plan:

The Board, on April 13, 2023, based on the recommendations of the Nomination and Remuneration Committee approved the following grants for fiscal 2024. In accordance with such approval the following grants were made effective May 2, 2023.

- 2,72,026 performance-based RSUs (Annual performance equity grant) of fair value of ₹34.75 crore (approximately $4.25 million). These RSUs will vest in line with the employment agreement based on achievement of certain performance targets.

- 15,656 performance-based grant of RSUs (Annual performance equity ESG grant) of fair value of ₹2 crore (approximately $0.24 million). These RSUs will vest in line with the employment agreement based on achievement of certain environment, social and governance milestones as determined by the Board.

- 39,140 performance-based grant of RSUs (Annual performance Equity TSR grant) of fair value of ₹5 crore (approximately $0.61 million). These RSUs will vest in line with the employment agreement based on Company’s performance on cumulative relative TSR over the years and as determined by the Board.

Further, in accordance with the employee agreement which has been approved by the shareholders, the CEO is eligible to receive an annual grant of RSUs of fair value ₹3 crore (approximately $0.36 million). which will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date. Accordingly, annual time-based grant of 18,104 RSUs was made effective February 1, 2024, for fiscal 2024.

Though the annual time based grants and annual performance equity TSR grant for the remaining employment term ending on March 31, 2027 have not been granted as of March 31, 2024, since the service commencement date precedes the grant date, the company has recorded employment stock compensation expense in accordance with IFRS 2, Share based payments. The grant date for this purpose in accordance with IFRS 2, Share based payments is July 1, 2022.

Under the 2019 Plan:

The Board, on April 13, 2023, based on the recommendations of the Nomination and Remuneration Committee, approved performance-based grant of RSUs amounting to ₹10 crore (approximately $1.22 million) for fiscal 2024 under the 2019 Plan. These RSUs will vest based on achievement of certain performance targets. Accordingly, 78,281 performance-based RSU’s were granted effective May 2, 2023.

Other KMP

Under the 2015 Plan:

During fiscal 2024, based on recommendations of Nomination and Remuneration Committee, the Board approved 1,47,030 time-based RSUs and 6,774 performance-based RSUs to other KMP under the 2015 plan. Time based RSUs will vest over four years and performance-based RSUs will vest over three years based on certain performance targets.

Under the 2019 Plan:

During fiscal 2024, based on recommendations of Nomination and Remuneration Committee, the Board approved performance-based grants of 62,890 RSUs to other KMPs under the 2019 plan. These RSUs will vest over three years based on achievement of certain performance targets.

Break-up of employee stock compensation expense:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Granted to:
KMP*	8	6	9
Employees other than KMP	71	58	47
Total	79	64	56
Cash settled stock compensation expense included in the above	2	1	3

*Includes reversal of employee stock compensation expense on account of resignation / retirement of key managerial personnel.

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2024 is set out below:

	Year ended March 31, 2024
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	5,408,018	0.06
Granted	5,139,370	0.06
Exercised	1,815,025	0.06
Forfeited and expired	656,305	0.06
Outstanding at the end	8,076,058	0.06
Exercisable at the end	831,050	0.06
2015 Plan: Stock Options
Outstanding at the beginning	134,030	6.44
Granted	—	—
Exercised	51,980	6.03
Forfeited and expired	—	—
Outstanding at the end	82,050	6.61
Exercisable at the end	82,050	6.61
2019 Plan: RSUs
Outstanding at the beginning	7,222,038	0.06
Granted	4,187,902	0.06
Exercised	1,695,705	0.06
Forfeited and expired	1,690,380	0.06
Outstanding at the end	8,023,855	0.06
Exercisable at the end	814,798	0.06

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2023 is set out below:

	Year ended March 31, 2023
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	6,232,975	0.06
Granted	2,152,454	0.06
Exercised	2,105,904	0.06
Forfeited and expired	871,507	0.06
Outstanding at the end	5,408,018	0.06
Exercisable at the end	787,976	0.06
2015 Plan: Stock Options
Outstanding at the beginning	700,844	7.35
Granted	—	—
Exercised	566,814	7.40
Forfeited and expired	—	—
Outstanding at the end	134,030	6.44
Exercisable at the end	134,030	6.44
2019 Plan: RSUs
Outstanding at the beginning	4,958,938	0.07
Granted	3,914,657	0.06
Exercised	1,128,626	0.06
Forfeited and expired	522,931	0.06
Outstanding at the end	7,222,038	0.06
Exercisable at the end	1,352,150	0.06

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2022 is set out below:

	Year ended March 31, 2022
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	8,047,240	0.06
Granted	1,590,423	0.07
Exercised	2,569,983	0.05
Forfeited and expired	834,705	0.06
Outstanding at the end	6,232,975	0.06
Exercisable at the end	653,775	0.06
2015 Plan: Stock Options
Outstanding at the beginning	1,049,456	7.32
Granted	—	—
Exercised	348,612	7.02
Forfeited and expired	—	—
Outstanding at the end	700,844	7.35
Exercisable at the end	700,844	7.35
2019 Plan: RSUs
Outstanding at the beginning	3,050,573	0.07
Granted	2,850,629	0.07
Exercised	755,557	0.07
Forfeited and expired	186,707	0.07
Outstanding at the end	4,958,938	0.07
Exercisable at the end	692,638	0.07
During fiscal 2024, 2023 and 2022, the weighted average share price of options exercised under the 2015 Plan on the date of exercise was $17.07, $18.83 and $22.71, respectively.

During fiscal 2024, 2023 and 2022, the weighted average share price of options exercised under the 2019 Plan on the date of exercise was $16.39, $18.75 and $20.89, respectively.

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2024:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.06 (RSUs)	8,023,855	1.42	0.06	8,076,058	1.77	0.06
5 - 8 (Stock Options)	—	—	—	82,050	1.10	6.61

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2023:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.06 (RSUs)	7,222,038	1.33	0.06	5,408,018	1.49	0.06
5 - 8 (Stock Options)	—	—	—	134,030	1.77	6.44

As of March 31, 2024, and March 31, 2023, 291,795 and 224,924 cash settled options were outstanding, respectively. The carrying value of liability towards cash settled share-based payments was $2 million and $1 million as of March 31, 2024, and March 31, 2023, respectively.

The fair value of the awards is estimated using the Black-Scholes Model for time and non-market performance based options and Monte Carlo simulation model is used for TSR based options.

The inputs to the model include the share price at date of grant, exercise price, expected volatility, expected dividends, expected term and the risk free rate of interest. Expected volatility during the expected term of the options is based on historical volatility of the observed market prices of the Company's publicly traded equity shares during a period equivalent to the expected term of the options. Expected volatility of the comparative companies have been modelled based on historical movements in the market prices of their publicly traded equity shares during a period equivalent to the expected term of the options. Correlation coefficient is calculated between each peer entity and the indices as a whole or between each entity in the peer group.

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2024- Equity Shares-RSU	Fiscal 2024- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,588	19.19
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	23-31	25-33
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	7	4-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,317	16.27

	For options granted in
	Fiscal 2023- Equity Shares-RSU	Fiscal 2023- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,525	18.08
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	23-32	27-34
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	5-7	2-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,210	13.69

	For options granted in
	Fiscal 2022- Equity Shares-RSU	Fiscal 2022- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,791	24.45
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	20-35	25-36
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	4-6	1-3
Weighted average fair value as on grant date (₹) / ($- ADS)	1,548	20.82

The expected life of the RSU/stock option is estimated based on the vesting term and contractual term of the RSU/ESOP, as well as expected exercise behavior of the employee who receives the RSU/ stock option.